LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2019
Leases
Lessee, Operating Lease, Term of Contract		5 years
Finance Lease, Principal Payments	$ 16
Bank gurantee issued	$ 49